INCOME TAXES	12 Months Ended
Apr. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11: INCOME TAXES

The Company does business in the US through its subsidiaries Slinger Bag Inc. and Slinger Bag Americas. It also does business in Israel through SBL whose operations are reflected in the Company’s consolidated financial statements. The Company’s operations in Canada and the UK were immaterial for the years ended April 30, 2021 and 2020.

Net deferred tax assets from operations in the US, using an effective tax rate of 21%, consisted of the following:

	April 30,	April 30,
	2021	2020

Deferred tax assets:
Loss carryforwards	$788,400	$301,000
Accrued payroll	333,700	-
Related party accruals	194,400	79,000
Start-up costs	109,600	61,000
Other	17,900	-
Valuation allowance	(1,444,000)	(441,000)
Net deferred tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the applicable statutory income tax rate to pretax loss due to the following for the years ended April 30, 2021 and 2020:

	April 30,	April 30,
	2021	2020

Income tax benefit based on book loss at US statutory rate	$(3,832,300)	$(1,273,000)
Share-based compensation and shares for services	188,100	786,000
Debt discount amortization	79,100	15,000
Related party accruals	127,800	79,000
Start-up costs	-	61,000
Interest expense	2,630,000	41,000
Meals and entertainment	-	1,000
Loss on extinguishment of debt	636,400	-
Accrued payroll	215,400	-
Gain on change in fair value of derivatives	(407,300)	-
Other	1,500	-
Valuation allowance	361,300	290,000
Total income tax provision	$-	$-

The Company had net operating loss carryforwards of $3,032,000 and $1,424,000 as of April 30, 2021 and 2020, respectively, which can be used to offset future taxable income in the US for the years ended 2022 through 2041. Tax years that remain subject to examination are 2017 and forward.

Net deferred tax assets from operations in Israel, using an effective tax rate of 23%, consisted of the following:

	April 30,	April 30,
	2021	2020

Deferred tax assets:
Loss carryforwards	$178,000	$384,000
Accrued expenses	-	63,000
Start-up costs	13,000	-
Research and development costs	113,000	23,000
Valuation allowance	(304,000)	(470,000)
Net deferred tax assets	$-	$-

The income tax provision differs from the amount of income tax determined by applying the applicable Israeli statutory income tax rate of 23% due to the following for the years ended April 30, 2021 and 2020:

	April 30,	April 30,
	2021	2020

Income tax provision (benefit) based on book income (loss) at Israeli statutory rate	$80,000	$(728,000)
Debt discount amortization	-	430,000
Related party accruals	-	44,000
Travel expenses	-	38,000
Research and development costs	113,000	23,000
Other non-deductible items	-	9,000
Start-up costs	13,000	-
Valuation allowance	-	184,000
Loss carryforward	(206,000)	-
Total income tax provision	$-	$-

The Company had net operating loss carryforwards of approximately $774,000 and $1,671,000 as of April 30, 2021 and 2020, respectively, which can be used to offset future taxable income in Israel. All of the Company’s tax years since inception are open for examination.

The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. There were no interest or penalties recognized in the accompanying consolidated statements of operations for the year ended April 30, 2021 or 2020.